Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Miscellaneous current assets [abstract]
Advances of income taxes and other refundable taxes		$ 472	$ 335
Non-trade accounts receivable	[1]	102	119
Interest and notes receivable		54	41
Loans to employees and others		16	15
Current portion of assets from valuation of derivative financial instruments		6	25
Other accounts receivable		$ 650	$ 535

[1]	Non-trade accounts receivable are mainly attributable to the sale of assets.